PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Summary of Changes in the OPEB Obligation and Changes in Plan Assets (Details) - Other post-employment benefits and other long-term employee benefits ("OPEB") - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	$ 967
Past service cost - Plan amendments	(8)	$ 6
Past service cost - Curtailments	(3)
Balance at end of the period	884	967
Present value of the wholly or partly funded obligation	(16)	(19)
Fair value of plan assets	4	4
Net present value of the wholly or partly funded obligation	(12)	(15)
Present value of the unfunded obligation	(872)	(952)
Net amount recognized	(884)	(967)
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	971	866
Current service cost	28	27
Interest cost on DBO	42	46
Past service cost - Plan amendments	(8)	6
Past service cost - Curtailments	3
Actuarial (gain) loss	3	64
Demographic assumptions	11	18
Financial assumptions	(2)	44
Experience adjustment	(6)	2
Benefits paid	(72)	(75)
Foreign currency exchange rate differences and other movements	(73)	37
Balance at end of the period	888	971
Net amount recognized	(888)	(971)
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(4)	(5)
Benefits paid		1
Balance at end of the period	(4)	(4)
Net amount recognized	4	4
Canada
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	508
Past service cost - Plan amendments	0	0
Past service cost - Curtailments	0
Balance at end of the period	476	508
Present value of the wholly or partly funded obligation	0	0
Fair value of plan assets	0	0
Net present value of the wholly or partly funded obligation	0	0
Present value of the unfunded obligation	(476)	(508)
Net amount recognized	(476)	(508)
Canada | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	508	455
Current service cost	7	7
Interest cost on DBO	23	24
Past service cost - Plan amendments	0	0
Past service cost - Curtailments	0
Actuarial (gain) loss	6	41
Demographic assumptions	11	18
Financial assumptions	3	26
Experience adjustment	(8)	(3)
Benefits paid	(28)	(29)
Foreign currency exchange rate differences and other movements	(40)	10
Balance at end of the period	476	508
Net amount recognized	(476)	(508)
Canada | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	0	0
Benefits paid		0
Balance at end of the period	0	0
Net amount recognized	0	0
Europe
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	351
Past service cost - Plan amendments	(3)	(2)
Past service cost - Curtailments	(3)
Balance at end of the period	311	351
Present value of the wholly or partly funded obligation	(16)	(19)
Fair value of plan assets	4	4
Net present value of the wholly or partly funded obligation	(12)	(15)
Present value of the unfunded obligation	(299)	(336)
Net amount recognized	(311)	(351)
Europe | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	355	314
Current service cost	18	17
Interest cost on DBO	12	14
Past service cost - Plan amendments	(3)	(2)
Past service cost - Curtailments	3
Actuarial (gain) loss	(9)	30
Demographic assumptions	0	0
Financial assumptions	(6)	19
Experience adjustment	(3)	11
Benefits paid	(35)	(35)
Foreign currency exchange rate differences and other movements	(20)	17
Balance at end of the period	315	355
Net amount recognized	(315)	(355)
Europe | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(4)	(5)
Benefits paid		1
Balance at end of the period	(4)	(4)
Net amount recognized	4	4
Other
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	108
Past service cost - Plan amendments	(5)	8
Past service cost - Curtailments	0
Balance at end of the period	97	108
Present value of the wholly or partly funded obligation	0	0
Fair value of plan assets	0	0
Net present value of the wholly or partly funded obligation	0	0
Present value of the unfunded obligation	(97)	(108)
Net amount recognized	(97)	(108)
Other | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	108	97
Current service cost	3	3
Interest cost on DBO	7	8
Past service cost - Plan amendments	(5)	8
Past service cost - Curtailments	0
Actuarial (gain) loss	6	(7)
Demographic assumptions	0	0
Financial assumptions	1	(1)
Experience adjustment	5	(6)
Benefits paid	(9)	(11)
Foreign currency exchange rate differences and other movements	(13)	10
Balance at end of the period	97	108
Net amount recognized	(97)	(108)
Other | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	0	0
Benefits paid		0
Balance at end of the period	0	0
Net amount recognized	$ 0	$ 0